UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-2481

					Capital Cash Management Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	06/30/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.





                          CAPITAL CASH MANAGEMENT TRUST



                                   SEMI-ANNUAL
                                     REPORT



                                  JUNE 30, 2005

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (unaudited)


ASSETS:
Cash                                                                    $1,704

                                                                    ----------
Total Assets                                                             1,704

                                                                    ----------

LIABILITIES:
Accrued expenses and                                                       703
other
                                                                    ----------
Total                                                                      703
Liabilities
                                                                    ----------
NET ASSETS (equivalent to $1.00 per share
on
1,001 shares
outstanding)                                                           $ 1,001
                                                                         =====

NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number of shares,
      par value $0.01 per share                                          $  10
Additional paid-in capital                                               1,006
Accumulated net realized loss on                                          (15)
investments
                                                                   -----------
                                                                       $ 1,001
                                                                        ======
SHARES OF BENEFICIAL INTEREST:
Original Shares Class:
Net Assets                                                             $ 1,001
                                                                         =====
Shares outstanding
                                                                         1,001
                                                                          ====
Net asset value per                                                      $1.00
share
                                                                          ====













                       See accompanying notes to financial
                                  statements.

                          CAPITAL CASH MANAGEMENT TRUST
                            STATEMENTS OF OPERATIONS


                                         Six Months        Period       Year
                                            Ended           Ended       Ended
                                          June 30,       Dec. 31,      June 30,
                                      2005(unaudited)        2004       2004
                                         -------------   -   ----       ----
INVESTMENT INCOME:
Interest income                                   -            -       $9,060
                                           --------     --------     --------
EXPENSES:
   Investment Adviser fees                        -            -        1,787
   Administrator fees                             -            -        1,339
   Legal fees                                     -            -       18,554
   Trustees' fees and expenses                    -            -       11,168
   Auditing and tax                               -            -        9,180
   Custodian fees                                 -            -        2,039
   Registration fees and dues                     -            -        1,824
   Shareholders' reports                          -            -          625
   Taxes                                          -            -          600
   Transfer and shareholder servicing agent fees  -            -          477
   Insurance                                      -            -           71
   Miscellaneous                                  -            -        3,983




                                           --------     --------   ----------
Total expenses                                    -            -       51,647

 Investment Advisory fees waived                  -            -      (1,787)
 Administration fees waived                       -            -      (1,339)
 Reimbursement of expenses by Administrator       -            -     (46,220)
 Expenses paid indirectly                         -            -         (36)




                                           --------     --------   ----------
Net                                               -            -        2,265
expenses
                                           --------     --------   ----------

Net investment                                    -            -        6,795
income
                                           --------     --------   ----------

Net increase in net assets resulting              -            -      $ 6,795
from operations
                                             ======       ======       ======














                       See accompanying notes to financial
                                  statements.

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                            Six Months
                                                              Ended
                                                          June 30, 2005       Period Ended         Year Ended
                                                            (audited)         December 31, 2004   June 30, 2004

INCREASE (DECREASE) IN NET ASSETS  OPERATIONS:
Net investment                                                        $-                 $-            $ 6,795
income                                                                 -                  -                  -
Net realized loss from securities transactions

                                                              ----------         ----------        -----------
Change in net assets resulting from operations                         -                  -             6,795


                                                              ----------         ----------        -----------
Change in net assets resulting from operations                         -                  -             6,795


                                                              ----------         ----------        -----------
DIVIDENDS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
Original Shares                                                        -                  -             (6,795)


                                                              ----------         ----------        -----------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
Proceeds from shares sold:
Original Shares                                                        -                  -          4,109,574

Reinvested dividends and distributions:
Original Shares                                                        -                  -              6,214

Cost of shares redeemed:
        Original Shares                                                -                  -         (5,878,653)

                                                              ----------         ----------         -----------
Change in net assets from capital share
transactions                                                           -                  -         (1,762,865)


                                                              ----------         ----------         -----------
Total change in net assets                                             -                  -         (1,762,865)


NET ASSETS:
Beginning of period                                                1,001              1,001          1,763,866

                                                              ----------         ----------         -----------
End of period                                                     $1,001             $1,001             $1,001

                                                                  ======             ======          =========





                       See accompanying notes to financial
                                  statements.

                          CAPITAL CASH MANAGEMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS


 Note A- Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company. The Fund ceased operations on December 2, 2003 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) were redeemed by shareholders. Although the Fund is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have now been assumed by Aquila Investment Management LLC.

On December 4, 2003, the Board of Trustees approved a change in the Fund's fiscal year end from June 30th to December 31st.

Note B - Since inception, the Fund has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Note C- Aquila Investment Management LLC has agreed to pay all operating expenses of the Fund.

Note D- Change in Principal Accountants

KPMG LLP was previously the principal accountants for the Capital Cash Management Trust (the "Trust"). On July 27, 2005 KPMG LLP resigned as the principal accountants of the Trust and Tait, Weller and Baker was engaged as the principal accountants to audit the Trust's financial statements for the fiscal year of 2005. The decision was made by the Audit Committee of the Board of Trustees.

The audit reports of KPMG LLP on the Trust's financial statements as of and for the years ended December 31, 2004 and 2003 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

In connection with the audits of the two fiscal years ended December 31, 2004 and 2003 and the subsequent interim period through July 27, 2005, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.


Proxy Voting Record. As the Fund is closed, the Fund had no portfolio securities. Therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

                          CAPITAL CASH MANAGEMENT TRUST
                              FINANCIAL HIGHLIGHTS



FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                 Six Months
                                                    Ended
                                                  June 30,     Period Ended
                                                    2005*       Dec. 31,                    Year Ended June 30,
                                                 (unaudited)      2004           2004      2003         2002           2001
                                                 -----------      ----           ----      ----         ----           ----
Net asset value, beginning of period
                                                  $1.0000       $1.0000        $1.0000    $1.0000     $1.0000        $1.0000
                                                  -------       --------       --------   -------     -------        -------
Income from investment
operations:
Net investment income                                  -           -            .0032      0.0107      0.0194         0.0540
                                                       -           -            -----     --------    --------       -------
Less distributions:
Dividends from net Investment income                   -           -           (.0032)    (0.0107)    (0.0194)       (0.0540)
                                                       -           -           -------    --------    --------       --------


Net asset value,
end of period                                    $1.0000        $1.0000        $1.0000    $1.0000      $1.0000       $1.0000
                                                 ========       ========       ========   ========     ========      =======

Total return                                           -          0.32%          0.32%      1.08%        1.96%         5.54%
Ratios/supplemental data
Net assets, end of
period (in thousands)                                 $1           $1             $1       $1,764       $1,555        $2,076

Ratio of expenses
to average net assets                                  -          0.26%          0.26%      0.39%        0.41%         0.40%

Ratio of net investment
income to average net assets                           -          0.75%          0.75%      1.03%        1.97%         5.40%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

Ratio of expenses
to average net assets                                  -          5.75%          5.75%      4.86%        3.47%          3.45%

Ratio of net investment
income (loss) to
average net assets                                     -         (4.74)%        (4.74)%    (3.43)%      (1.09)%         2.35%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

Ratio of expenses
to average net assets                                  -          0.25%          0.25%     0.36%         0.40%          0.40%

 * The Trust had no operations during the period.

                 See accompanying notes to financial statements

Analysis of Expenses (unaudited)


As a shareholder of the Trust, you may incur ongoing costs, including management fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".


For The Six Months Ended June 30, 2005
                          Actual         Beginning    Ending        Expenses
                      Total Return(1)     Account     Account      Paid During
                                          Value       Value       the Period(2)

CAPITAL CASH
MANAGEMENT TRUST             -          $1,000.00     $1,000.00         -

(1) The Trust did not have any operations during the period.
(2) The Trust did not incur any expenses during the period.

Hypothetical Example for Comparison Purposes



The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

  For The Six Months Ended June 30, 2005

                     Hypothetical      Beginning       Ending        Expenses
                      Annualized        Account       Account      Paid During
                     Total Return        Value         Value      the Period(1)

CAPITAL CASH
 MANAGEMENT TRUST          5.00%       $1,000.00     $1,025.00         -


(1) The Trust did not incur any expenses during the period.



ITEM 2.  CODE OF ETHICS.

	Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	   Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CAPITAL CASH MANAGEMENT TRUST

By:  /s/  Lacy B. Herrmann
- ---------------------------------
Chairman of the Board of Trustees
September 9, 2005


By:  /s/  Diana P. Herrmann
- ---------------------------------
President
September 9,2005


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
September 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
- ---------------------------------
Lacy B. Herrmann
Chair of the Board of Trustees
September 9, 2005

By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
President
September 9, 2005

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 9, 2005




CAPITAL CASH MANAGEMENT TRUST

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.